Summary of Material Accounting Policy Information - Summary of Subsidiaries (Parenthetical) (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity	72,941,000	72,941,000
Bottom of range [member]
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity	1
Percentage of total shares held in Subsidiaries	0.10%